UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

					Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2004

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Arizona eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of the Aquila Group of Funds: an eagle's head]

AQUILA(SM)
GROUP OF FUNDS

                            SERVING ARIZONA INVESTORS
                                FOR OVER 15 YEARS

                                 TAX-FREE TRUST
                                   OF ARIZONA

               380 MADISON AVENUE, SUITE 2300 O NEW YORK, NY 10017
                           800-437-1020 o 212-697-6666

[logo of Tax-Free Trust of Arizona eagle siting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"

                               SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (unaudited)

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (26.9%)                                  S&P             VALUE
---------------   ------------------------------------------------------        ----------       ------------
                  Bullhead City Parkway Improvement District
$       960,000        6.100%, 1/01/11 .................................          Baa2/NR        $    978,730
        915,000        6.100%, 1/01/12 .................................          Baa2/NR             931,955
                  Coconino Co. Unified School District No. 1 (Flagstaff)
      2,000,000        5.500%, 7/01/09 AMBAC Insured ...................          Aaa/AAA           2,054,380
                  Gilbert, Arizona
      1,920,000        5.000%, 7/01/17 AMBAC Insured ...................          Aaa/AAA           2,045,702
      1,000,000        5.000%, 7/01/18 AMBAC Insured ...................          Aaa/AAA           1,061,930
                  Gilbert Improvement District No. 19
        565,000        5.200%, 1/01/23 .................................           A3/A-              594,018
                  Glendale, Arizona
      1,500,000        5.000%, 7/01/16 .................................          Aa2/AA            1,607,100
                  Goodyear Utility District No. 1
      1,255,000        5.350%, 7/15/28 .................................           NR/A             1,271,265
                  Graham Co. Unified School District No. 1 (Safford)
        300,000        5.000%, 7/01/10 FGIC Insured ....................          Aaa/NR              307,266
                  Graham Co. Unified School District No. 4 (Thatcher)
        400,000        5.000%, 7/01/10 FSA Insured .....................          Aaa/NR              426,944
        400,000        4.750%, 7/01/12 FSA Insured .....................          Aaa/NR              430,964
                  LaPaz Co. Unified School District No. 27 (Parker)
        800,000        6.000%, 7/01/05 .................................          Baa2/NR             814,736
                  Maricopa Co. Elementary School District No. 3 (Tempe)
      1,025,000        5.500%, 7/01/14 FGIC Insured (pre-refunded) .....          Aaa/AAA           1,160,228
        500,000        5.600%, 7/01/15 FGIC Insured (pre-refunded) .....          Aaa/AAA             568,075
                  Maricopa Co. Elementary School District No. 6
                     (Washington)
      1,265,000        5.000%, 7/01/17 FSA Insured  (pre-refunded) .....          Aaa/AAA           1,411,095
        805,000        5.000%, 7/01/17 FSA Insured .....................          Aaa/AAA             864,731
                  Maricopa Co. Elementary School District No. 68
                     (Alhambra)
      3,000,000        5.500%, 7/01/14 FSA Insured .....................          Aaa/NR            3,459,930
                  Maricopa Co. High School District No. 210
                     (Phoenix Union)
      1,300,000        5.500%, 7/01/17 (pre-refunded) ..................          Aa3/AA            1,375,868
      2,245,000        5.000%, 7/01/23 FSA Insured .....................          Aaa/AAA           2,384,347

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                              S&P              VALUE
---------------   ---------------------------------------------------------     ----------       ------------
                  Maricopa Co. High School District No. 216 (Agua Fria)
$     1,100,000        5.125%, 7/01/15  FSA Insured .......................       Aaa/NR         $  1,216,677
      1,025,000        5.125%, 7/01/16  FSA Insured .......................       Aaa/NR            1,128,217
                  Maricopa Co. School District No. 4 (Mesa)
      1,150,000        5.400%, 7/01/09 FSA Insured (pre-refunded) .........       Aaa/AAA           1,215,435
                  Maricopa Co. School District No. 8 (Osborn)
      1,945,000        6.100%, 7/01/05 ....................................        A1/A             1,982,927
        500,000        5.875%, 7/01/14 FGIC Insured (pre-refunded) ........       Aaa/AAA             531,915
                  Maricopa Co. Unified School District No. 9
                     (Wickenburg)
      1,030,000        5.600%, 7/01/15 AMBAC Insured (pre-refunded) .......       Aaa/AAA           1,112,019
                  Maricopa Co. Unified School District No. 11 (Peoria)
      2,345,000        5.250%, 7/01/13 FGIC Insured  (pre-refunded) .......       Aaa/AAA           2,629,683
      1,365,000        4.800%, 7/01/15 FGIC Insured .......................       Aaa/AAA           1,451,718
        635,000        4.800%, 7/01/15 FGIC Insured (pre-refunded) ........       Aaa/AAA             699,579
                  Maricopa Co. Unified School District No. 41 (Gilbert)
      2,500,000        6.250%, 7/01/15 FSA Insured ........................       Aaa/AAA           2,780,375
                  Maricopa Co. Unified School District No. 48 (Scottsdale)
      1,150,000        5.250%, 7/01/13  (pre-refunded) ....................       Aa2/AA            1,289,610
                  Maricopa Co. Unified School District No. 69
                     (Paradise Valley)
      2,400,000        5.800%, 7/01/09 AMBAC Insured ......................       Aaa/AAA           2,713,632
      1,000,000        5.300%, 7/01/11 MBIA Insured .......................       Aaa/AAA           1,126,540
                  Maricopa Co. Unified School District No. 89 (Dysart)
      1,500,000        5.000%, 7/01/23 FSA Insured (pre-refunded) .........       NR/AAA            1,679,040
      2,185,000        5.500%, 7/01/22 FGIC Insured .......................       Aaa/AAA           2,552,211
                  Maricopa Co. Unified School District No. 90
                     (Saddle Mountain)
      1,200,000        5.000%, 7/01/13 ....................................       Baa2/NR           1,256,424
                  Maricopa Co. Unified School District No. 98
                     (Fountain Hills)
      1,000,000        5.750%, 7/01/12 AMBAC Insured (pre-refunded) .......       Aaa/AAA           1,028,400
                  Mesa, Arizona
      1,500,000        6.500%, 7/01/11 FGIC Insured (pre-refunded) ........       Aaa/AAA           1,747,725
      1,000,000        5.000%, 7/01/17 FGIC Insured .......................       Aaa/AAA           1,101,950
      2,000,000        5.000%, 7/01/19 FGIC Insured .......................       Aaa/AAA           2,143,080

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                VALUE
---------------   ------------------------------------------------------        ----------         ------------
                  Mohave Co. Unified School District No. 1 (Lake Havasu)
$     1,000,000        4.900%, 7/01/13 FGIC Insured (pre-refunded) .....          Aaa/AAA          $  1,092,740
      1,000,000        4.700%, 7/01/14 FSA Insured .....................          Aaa/AAA             1,089,430
                  Navajo Co. Unified School District No. 10 (Show Low)
      1,000,000        5.250%, 7/01/16, FGIC Insured  (pre-refunded) ...          Aaa/NR              1,080,660
                  Navajo Co. Unified School District No. 32 (Blue Ridge)
        750,000        5.000%, 7/01/13 FSA Insured .....................          Aaa/AAA               832,583
        640,000        5.800%, 7/01/14 FGIC Insured (pre-refunded) .....          Aaa/AAA               680,147
                  Peoria, Arizona
        850,000        5.500%, 4/01/16 FGIC Insured ....................          Aaa/AAA               930,410
                  Phoenix, Arizona
      4,095,000        5.000%, 7/01/14 .................................          Aa1/AA+             4,482,469
      1,000,000        6.250%, 7/01/16 .................................          Aa1/AA+             1,234,780
      1,600,000        4.750%, 7/01/16 .................................          Aa1/AA+             1,706,992
      1,240,000        6.250%, 7/01/17 .................................          Aa1/AA+             1,539,857
      1,000,000        5.375%, 7/01/20 .................................          Aa1/AA+             1,110,760
      3,250,000        5.375%, 7/01/25 .................................          Aa1/AA+             3,496,447
                  Pima Co. Unified School District No. 8 (Flowing Wells)
      1,090,000        5.900%, 7/01/13 (pre-refunded) ..................           A3/NR              1,159,139
                  Pima Co. Unified School District No. 10(Amphitheater)
      1,150,000        5.100%, 7/01/11 FGIC Insured  (pre-refunded) ....          Aaa/AAA             1,272,095
                  Pinewood Sanitary District
        605,000        6.500%, 7/01/09 .................................          NR/NR*                617,227
                  Prescott, Arizona
      1,120,000        4.500%, 7/01/12 FGIC Insured ....................          Aaa/AAA             1,149,870
      1,000,000        4.500%, 7/01/13 FGIC Insured ....................          Aaa/AAA             1,024,020
                  Prescott Valley Sewer Collection Improvement District
        365,000        7.900%, 1/01/12 .................................          NR/BBB                381,600
                  Scottsdale, Arizona
        825,000        5.500%, 7/01/12 .................................          Aaa/AAA               941,036
      2,350,000        6.000%, 7/01/13 (pre-refunded) ..................          Aaa/AAA             2,688,588
      1,910,000        5.375%, 7/01/1 ..................................          Aaa/AAA             2,125,639
      1,050,000        5.750%, 7/01/18 (pre-refunded) ..................          Aaa/AAA             1,190,227
      3,140,000        5.000%, 7/01/19 .................................          Aaa/AAA             3,375,720
      1,170,000        5.000%, 7/01/21 .................................          Aaa/AAA             1,242,949
      2,825,000        5.500%, 7/01/22 (pre-refunded) ..................          Aaa/AAA             3,172,531

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                              S&P            VALUE
---------------   -----------------------------------------------------         ----------     ------------
                  Show Low Improvement District No. 6
$       975,000        6.000%, 1/01/18 ACA Insured ....................            NR/A        $  1,034,169
                  Tempe, Arizona
      1,015,000        5.400%, 7/01/11 ................................           Aa1/AA+         1,147,447
      2,070,000        4.500%, 7/01/14 ................................           Aa1/AA+         2,139,407
      1,000,000        5.000%, 7/01/18 ................................           Aa1/AA+         1,056,410
      1,000,000        5.000%, 7/01/19 ................................           Aa1/AA+         1,075,100
                  Tucson, Arizona
      1,000,000        5.250%, 7/01/15 ................................           Aa3/AA          1,074,690
      1,760,000        5.250%, 7/01/19 ................................           Aa3/AA          1,880,120
      2,150,000        5.750%, 7/01/20 (pre-refunded) .................           Aa3/AA          2,283,321
      5,025,000        5.000%, 7/01/20 FGIC Insured ++ ................           Aaa/AAA         5,429,663
                  Yavapai Co. Unified School District No. 22 (Humboldt)
      1,825,000        5.600%, 7/01/14 MBIA Insured (pre-refunded) ....           Aaa/AAA         1,934,171
                                                                                               ------------
                     Total General Obligation Bonds ...................                         113,808,835
                                                                                               ------------

                  REVENUE BONDS (70.3%)

                  AIRPORT REVENUE BONDS (3.7%)
                  Phoenix Airport Authority Revenue Bonds
      1,795,000        6.300%, 7/01/10 AMT, MBIA Insured ..............           Aaa/AAA         1,835,603
        565,000        6.400%, 7/01/12 AMT, MBIA Insured ..............           Aaa/AAA           577,809
                  Phoenix Civic Improvement Corp.
                     Airport Revenue Bonds
        600,000        5.250%, 7/01/08 AMT ............................           Aa2/AAA           649,158
      1,890,000        6.300%, 7/01/14 ................................           Aa2/AA+         1,932,752
      3,600,000        5.000%, 7/01/17 FSA Insured ....................           Aaa/AAA         3,791,988
      2,500,000        5.250%, 7/01/27 AMT, FGIC Insured ..............           Aaa/AAA         2,610,000
                  Tucson Municipal Airport Authority
      3,060,000        5.000%, 6/01/11 FSA Insured ....................           Aaa/AAA         3,358,044
      1,000,000        5.000%, 6/01/13 FSA Insured ....................           Aaa/AAA         1,101,490
                                                                                               ------------
                     Total Airport Revenue Bonds ......................                          15,856,844
                                                                                               ------------

                  BASIC SERVICE REVENUE BONDS (17.1%)
                  Apache Junction Water Utility District Revenue Bonds
        500,000        5.800%, 7/01/17 FSA Insured  (pre-refunded) ....           Aaa/AAA           541,590
                  Arizona School Facilities Board Revenue Bonds
      5,000,000        5.000%, 7/01/19 ................................           Aaa/AAA         5,354,050
      4,500,000        5.250%, 7/01/20 + ..............................           Aaa/AAA         4,897,350

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P            VALUE
---------------   ---------------------------------------------------           ----------     ------------
                  BASIC SERVICE REVENUE BONDS (CONTINUED)
                  Arizona Transportation Board Revenue Bonds
$     1,000,000        6.000%, 7/01/12 ..............................             Aa1/AAA      $  1,130,950
      1,000,000        6.250%, 7/01/16 (pre-refunded) ...............             Aa1/AAA         1,154,620
      3,000,000        5.250%, 7/01/16 ..............................             Aa1/AAA         3,284,160
      1,000,000        5.250%, 7/01/17 ..............................             Aa1/AAA         1,098,520
      3,615,000        5.250%, 7/01/20 ..............................             Aa1/AAA         3,918,262
      1,565,000        5.250%, 7/01/21 ..............................             Aa1/AAA         1,706,366
      1,000,000        5.000%, 7/01/16 ..............................             Aa2/AA          1,099,030
      2,000,000        5.000%, 7/01/21 ..............................             Aa2/AA          2,148,440
                  Buckeye Excise Tax Revenue Bonds
        500,000        5.900%, 8/01/20 AMBAC Insured ................             Aaa/AAA           571,200
                  Casa Grande Excise Tax Revenue Bonds
        440,000        5.200%, 4/01/17 MBIA Insured .................             Aaa/NR            475,913
      1,000,000        5.000%, 4/01/18 AMBAC Insured ................             Aaa/NR          1,083,780
      1,835,000        5.000%, 4/01/21 AMBAC Insured ................             Aaa/NR          1,965,212
                  Chandler Street & Highway User Revenue Bonds
      1,000,000        5.400%, 7/01/13 MBIA Insured .................             Aaa/AAA         1,052,820
      2,685,000        5.000%, 7/01/15 AMBAC Insured ................             Aaa/AAA         2,971,221
      1,000,000        5.500%, 7/01/16 (pre-refunded) ...............             Aa3/AA-         1,058,360
                  Chandler Water & Sewer Revenue Bonds
      1,255,000        5.000%, 7/01/13 ..............................             Aa3/AA          1,390,276
                  Greater Arizona Development Authority Revenue Bonds
      1,165,000        5.600%, 8/01/16 MBIA Insured .................             Aaa/AAA         1,277,364
      2,000,000        5.000%, 8/01/28 MBIA Insured .................              A1/A           2,033,400
      1,200,000        5.500%, 8/01/29 ..............................              A1/A           1,287,624
                  Mesa Utility System Revenue Bonds
      2,275,000        5.125%, 7/01/18 FGIC Insured .................             Aaa/AAA         2,518,925
                  Phoenix Civic Improvement Corp. Excise Tax
                     Revenue Bonds (Courthouse Project)
      1,000,000        5.250%, 7/01/18 ..............................             Aa2/AAA         1,082,840
      1,730,000        5.250%, 7/01/20 ..............................             Aa2/AAA         1,863,573
      2,500,000        5.250%, 7/01/24 ..............................             Aa2/AAA         2,663,025
                  Phoenix Civic Improvement Corp. Wastewater
                     Revenue Bonds
      1,475,000        5.000%, 7/01/18 ..............................             Aa3/AA-         1,506,417
      1,335,000        5.500%, 7/01/21 FGIC Insured .................             Aaa/AAA         1,562,671

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                         S&P            VALUE
---------------   -------------------------------------------------------       ----------     ------------
                  BASIC SERVICE REVENUE BONDS (CONTINUED)
                  Phoenix Civic Improvement Corp. Wastewater
                     Revenue Bonds (continued)
$     1,500,000        5.500%, 7/01/24 FGIC Insured .....................         Aaa/AAA      $  1,742,415
        645,000        5.000%, 7/01/29 MBIA Insured .....................         Aaa/AAA           666,659
                  Phoenix Street & Highway User Revenue Bonds
        645,000        6.250%, 7/01/11 ..................................          A1/A+            660,028
        395,000        6.250%, 7/01/11 MBIA Insured .....................         Aaa/AAA           404,203
      2,750,000        zero coupon, 7/01/13 FGIC Insured ................         Aaa/AAA         1,982,887
                  Scottsdale Preserve Authority Excise Tax Revenue
                     Bonds
      1,990,000        5.625%, 7/01/18 FGIC Insured (pre-refunded) ......         Aaa/AAA         2,045,322
      1,185,000        5.250%, 7/01/18 ..................................         Aa3/AA-         1,290,098
      1,255,000        5.250%, 7/01/19 ..................................         Aa3/AA-         1,369,330
                  Sedona Excise Tax Revenue Bonds
      1,900,000        5.000%, 7/01/12 MBIA Insured .....................         Aaa/AAA         2,111,432
                  Tempe Excise Tax Revenue Bonds
      1,225,000        5.250%, 7/01/19 ..................................         Aa2/AA+         1,356,602
                  Tucson Water System Revenue Bonds
      3,220,000        5.000%, 7/01/14 FGIC Insured .....................         Aaa/AAA         3,575,971
      2,200,000        5.500%, 7/01/18 FGIC Insured .....................         Aaa/AAA         2,496,582
                                                                                               ------------
                     Total Basic Service Revenue Bonds ..................                        72,399,488
                                                                                               ------------
                  HOSPITAL REVENUE BONDS (10.1%)
                  Arizona Health Facilities (Northern Arizona
                     Healthcare System)
      1,000,000        5.250%, 10/01/16 AMBAC Insured ...................         Aaa/AAA         1,067,480
                  Arizona Health Facilities (Phoenix Children's Hospital)
        650,000        5.200%, 11/15/07 .................................         Ba2/NR            657,183
      1,000,000        5.375%, 2/15/18 ..................................         Ba2/NR            982,870
      1,250,000        6.250%, 11/15/29 .................................         Ba2/NR          1,276,075
                  Arizona Health Facilities (Samaritan Health)
      2,840,000        5.625%, 12/01/15 MBIA Insured ....................         Aaa/AAA         3,198,862
                  Arizona Health Facilities (Blood Systems)
        500,000        4.750%, 4/01/25 ..................................          NR/A-            486,651
                  Chandler Industrial Development Authority
                     (Ahwatukee Medical Facility)
        900,000        7.000%, 7/01/22 (pre-refunded) ...................         NR/NR*          1,016,640

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                          S&P           VALUE
---------------   ------------------------------------------------               ----------    ------------
                  HOSPITAL REVENUE BONDS (CONTINUED)
                  Maricopa Co. Hospital Revenue (Sun Health)
$     2,500,000        6.125%, 4/01/18 ...........................                Baa1/BBB     $  2,615,350
                  Maricopa Co. Industrial Development Authority
                     (Catholic Health West-St. Joseph's Hospital)
      1,145,000        5.000%, 7/01/21 ...........................                Baa1/BBB+       1,157,584
      2,500,000        5.375%, 7/01/23 ...........................                Baa1/BBB+       2,591,150
                  Mesa Industrial Development Authority
                     (Discovery Health)
      1,250,000        5.750%, 1/01/25 MBIA Insured ..............                 Aaa/AAA        1,361,850
      4,760,000        5.625%, 1/01/29 MBIA Insured ..............                 Aaa/AAA        5,139,039
                  Mohave Co. Industrial Development Authority
                     (Baptist Hospital)
      1,150,000        5.700%, 9/01/15 MBIA Insured (pre-refunded)                 Aaa/AAA        1,236,055
                  Phoenix Industrial Development Authority
                     (John C. Lincoln Hospital)
      1,270,000        5.500%, 12/01/13 FSA Insured ..............                 Aaa/AAA        1,373,022
                  Pima Co. Industrial Development Authority
                     (Healthpartners)
      1,000,000        5.625%, 4/01/14 MBIA Insured ..............                 Aaa/AAA        1,078,960
                  Pima Co. Industrial Development Authority
                     (Tucson Medical Center)
      1,000,000        5.000%, 4/01/15 MBIA Insured ..............                 Aaa/AAA        1,018,370
                  Scottsdale Industrial Development Authority
                     (Scottsdale Healthcare System)
        530,000        6.500%, 9/01/06 AMBAC Insured .............                 Aaa/AAA          565,934
      2,000,000        5.500%, 9/01/12 AMBAC Insured .............                 Aaa/AAA        2,279,460
      1,770,000        6.125%, 9/01/17 AMBAC Insured .............                 Aaa/AAA        1,947,602
      6,300,000        5.800%, 12/01/31 ..........................                 A3/BBB+        6,638,058
                  Yavapai Co. Industrial Development Authority
                     (Yavapai Regional Medical Center)
      1,130,000        5.125%, 12/01/13 FSA Insured ..............                 Aaa/AAA        1,209,349
                  Yuma Co. Industrial Development Authority (Yuma
                     Regional Medical Center)
        500,000        5.850%, 8/01/08 MBIA Insured ..............                 Aaa/AAA          558,890
      1,320,000        5.500%, 8/01/18 FSA Insured ...............                 Aaa/AAA        1,521,221
      1,500,000        5.500%, 8/01/19 FSA Insured ...............                 Aaa/AAA        1,728,660
                                                                                               ------------
                     Total Hospital Revenue Bonds ................                               42,706,315
                                                                                               ------------

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                          S&P           VALUE
---------------   ------------------------------------------------------         ----------    ------------
                  LEASE REVENUE BONDS (12.7%)
                  State of Arizona Certificates of Participation
                     Lease Revenue Bonds
$     2,000,000        5.500%, 9/01/10 FSA Insured+ ....................          Aaa/AAA      $  2,259,340
                  Arizona Municipal Finance Program No. 20
      1,300,000        7.700%, 8/01/10 MBIA Insured ....................          Aaa/AAA         1,549,444
                  Arizona School Facilities Board Certificates of
                     Participation
      3,250,000        5.250%, 9/01/17 MBIA Insured ....................          Aaa/AAA         3,589,657
                  Arizona State University Certificates of Participation
                     Lease Revenue Bonds
      2,000,000        5.375%, 7/01/19 MBIA Insured ....................          Aaa/AAA         2,206,360
                  Cave Creek Certificates of Participation Lease
                     Revenue Bonds
        365,000        5.750%, 7/01/19 .................................          NR/BBB-           384,962
                  Cochise Co. Certificates of Participation Lease
                     Revenue Bonds
        710,000        5.000%, 8/01/13 AMBAC Insured ...................          Aaa/AAA           788,824
                  Cottonwood Municipal Property Corp. Lease
                     Revenue Bonds
      1,500,000        5.000%, 7/01/29 XLCA Insured ....................          Aaa/AAA         1,538,745
                  Fountain Hills Municipal Property Corp. Lease
                     Revenue Bonds
        650,000        5.125%, 7/01/21 FGIC Insured ....................          Aaa/NR            699,289
                  Gilbert Municipal Property Corp. Lease Revenue Bonds
      2,000,000        4.900%, 4/01/19 .................................          NR/NR*          2,003,200
      1,000,000        4.900%, 7/01/21 AMBAC Insured ...................          Aaa/AAA         1,046,540
                  Green Valley Municipal Property Corp. Lease
                     Revenue Bonds
      1,250,000        5.250%, 7/01/33 .................................          NR/BBB          1,222,875
                  Maricopa Co. Stadium District Revenue Bonds
        500,000        5.250%, 6/01/12 AMBAC Insured ...................          Aaa/NR            563,230
                  Mohave Co. Correctional Facilities Lease Revenue
                     Bonds
      1,000,000        5.000%, 4/01/14 XLCA Insured ....................          NR/AAA          1,098,430
                  Navajo Co. Municipal Property Corp. Lease
                     Revenue Bonds
      1,000,000        6.250%, 7/01/20 ACA Insured .....................           NR/A           1,079,730

                                                                                    RATING
      FACE                                                                         MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                           S&P          VALUE
---------------   ------------------------------------------------------          ----------   ------------
                  LEASE REVENUE BONDS (CONTINUED)
                  Oro Valley Municipal Property Corp. Lease
                     Revenue Bonds
$     1,000,000        5.200%, 7/01/10 MBIA Insured ....................            Aaa/AAA    $  1,113,780
      1,150,000        5.550%, 7/01/17 MBIA Insured (pre-refunded) .....            Aaa/AAA       1,281,537
      1,850,000        5.375%, 7/01/26 MBIA Insured ....................            Aaa/AAA       1,989,046
                  Phoenix Civic Improvement Corp. Excise Tax
                     Revenue Bonds
      2,320,000        5.750%, 7/01/14 FGIC Insured ....................            Aaa/AAA       2,628,862
      1,000,000        5.000%, 7/01/20 FGIC Insured ....................            Aaa/AAA       1,066,870
                  Phoenix Civic Plaza Building Revenue Bonds
      1,500,000        6.000%, 7/01/14 .................................            Aa2/AA+       1,542,480
                  Phoenix Industrial Development Authority (Capital
                     Mall Project)
      1,000,000        5.200%, 9/15/16 AMBAC Insured ...................            Aaa/AAA       1,074,730
      2,130,000        5.250%, 9/15/17 AMBAC Insured ...................            Aaa/AAA       2,335,801
      2,000,000        5.375%, 9/15/22  AMBAC Insured ..................            Aaa/AAA       2,201,460
                  Pinal Co. Certificates of Participation Lease
                     Revenue Bonds
      2,000,000        5.125%, 6/01/21  AMBAC Insured ..................            Aaa/AAA       2,145,000
      1,250,000        5.000%, 12/01/29 ................................             NR/A-        1,254,787
                  Prescott Valley Certificates of Participation Lease
                     Revenue Bonds
      1,000,000        5.000%, 7/01/34 MBIA Insured ....................            Aaa/AAA       1,025,830
                  Salt River Project Certificates of Participation Lease
                     Revenue Bonds
      2,700,000        5.000%, 12/01/18 MBIA Insured ...................            Aaa/AAA       2,898,423
                  Sierra Vista Municipal Property Corp. Lease
                     Revenue Bonds
      1,265,000        5.000%, 1/01/18 AMBAC Insured ...................            Aaa/AAA       1,357,636
      1,225,000        5.000%, 1/01/18 AMBAC Insured ...................            Aaa/AAA       1,287,732
        700,000        5.125%, 1/01/21 AMBAC Insured ...................            Aaa/AAA         751,975
                  Surprise Municipal Property Corp. Lease Revenue Bonds
      2,000,000        6.000%, 7/01/12 AMBAC Insured  (pre-refunded) ...            Aaa/AAA       2,306,000
      2,500,000        5.700%, 7/01/20 AMBAC Insured (pre-refunded) ....            Aaa/AAA       2,850,900

                                                                                    RATING
      FACE                                                                         MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                           S&P          VALUE
---------------   ------------------------------------------------------          ----------   ------------
                  LEASE REVENUE BONDS (CONTINUED)
                  University of Arizona Certificates of Participation
                     Lease Revenue Bonds
$     1,000,000        5.000%, 6/01/14 AMBAC Insured ................               Aaa/AAA    $  1,091,630
        500,000        5.125%, 6/01/22 AMBAC Insured ................               Aaa/AAA         534,735
                  Yuma Municipal Property Corp. Lease Revenue Bonds
      1,000,000        5.000%, 7/01/16 AMBAC Insured ................               Aaa/NR        1,086,480
                                                                                               ------------
                     Total Lease Revenue Bonds ......................                            53,856,320
                                                                                               ------------
                  MORTGAGE REVENUE BONDS (7.3%)
                  Arizona Capital Facilities Finance Corp.
                     Arizona State Student Housing
      1,000,000        6.125%, 9/01/20 ..............................               Baa3/NR       1,082,840
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Advantage Point Project)
      1,000,000        6.500%, 7/01/16 ..............................               NR/AAA        1,077,370
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (National Health Project)
      1,300,000        5.500%, 1/01/18 FSA Insured ..................               Aaa/AAA       1,421,446
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds (Pine Ridge)
      1,000,000        6.000%, 10/20/31 .............................               NR/AAA        1,078,010
                  Maricopa Co. Industrial Development Authority Multi
                     Family Mortgage Revenue Bonds (Syl Mar Project)
      1,125,000        5.650%, 4/20/21 AMT ..........................               Aaa/NR        1,196,213
                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds
      3,150,000        zero coupon, 12/31/14 ........................               Aaa/AAA       2,087,820
      6,205,000        zero coupon, 2/01/16 .........................               Aaa/AAA       3,848,899
      3,565,000        zero coupon, 12/31/16 ........................               Aaa/AAA       2,125,631
                  Mohave Co. Industrial Development Authority
                     (Chris Ridge Village)
        355,000        6.250%, 11/01/16 .............................               NR/AAA          377,755

                                                                                    RATING
      FACE                                                                         MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                           S&P            VALUE
---------------   ------------------------------------------------------          ----------   ------------
                  MORTGAGE REVENUE BONDS (CONTINUED)
                  Peoria Industrial Development Authority (Casa Del Rio)
$     2,500,000        7.300%, 2/20/28 .................................            NR/AAA     $  2,589,200
                  Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue
        135,000        6.300%, 12/01/12 AMT ............................            NR/AAA          138,538
      1,770,000        zero coupon, 12/01/14 ...........................            Aaa/AAA       1,194,449
        110,000        5.875%, 6/01/16 .................................            NR/AAA          110,519
        920,000        5.300%, 4/01/20 AMT .............................            NR/AAA          941,565
        285,000        5.350%, 6/01/20 AMT .............................            NR/AAA          291,826
                  Pima Co. Industrial Development Authority Single
                     Family Mortgage Revenue
        295,000        6.500%, 2/01/17 .................................             A2/NR          304,815
        245,000        7.100%, 11/01/29 AMT ............................            NR/AAA          255,628
         80,000        6.100%, 5/01/31 AMT .............................            NR/AAA           83,285
                  Scottsdale Industrial Development Authority
                     (Westminster Village)
      1,185,000        7.700%, 6/01/06 .................................            NR/NR*        1,235,457
                  South Campus Project Arizona State University
                     Student Housing
      1,205,000        5.625%, 9/01/28 MBIA Insured ....................            Aaa/AAA       1,331,234
                  Southern Arizona Capital Facilities Finance Corp.
                     University of Arizona Student Housing
      1,500,000        5.100%, 9/01/33 MBIA insured (pre-refunded) .....            Aaa/AAA       1,682,355
                  Tucson & Pima Co. Single Family Mortgage
                     Revenue Bonds
      4,960,000        zero coupon, 12/01/14 ...........................            Aaa/AAA       3,330,987
                  Yuma Industrial Development Authority Multi
                     Family Mortgage Revenue Bonds (Rio Santa Fe)
      3,000,000        6.100%, 9/20/34 AMT .............................            NR/AAA        3,276,630
                                                                                               ------------
                     Total Mortgage Revenue Bonds ......................                         31,062,472
                                                                                               ------------
                  POLLUTION CONTROL REVENUE BONDS (0.1%)
                  Casa Grande Industrial Development Authority
                     (Frito Lay) Revenue Bonds
        250,000        6.650%, 12/01/14 ................................             A1/NR          253,377
                                                                                               ------------

                                                                                    RATING
      FACE                                                                         MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                           S&P         VALUE
---------------   ------------------------------------------------------          ----------   ------------
                  UNIVERSITY REVENUE BONDS (9.1%)
                  Arizona Board of Regents-Arizona State
                     University System Revenue Bonds
$     1,285,000        5.500%, 7/01/14 FGIC Insured ....................            Aaa/AAA    $  1,459,362
      4,000,000        5.250%, 7/01/15 FSA Insured .....................            Aaa/AAA       4,471,640
        735,000        5.850%, 7/01/18 FGIC Insured ....................            Aaa/AAA         830,778
                  Arizona Board of Regents-Northern Arizona
                     University System Revenue Bonds
      3,000,000        5.200%, 6/01/13 FGIC Insured (pre-refunded) .....            Aaa/AAA       3,234,480
      1,000,000        5.000%, 6/01/15 FGIC Insured (pre-refunded) .....            Aaa/AAA       1,073,500
      1,200,000        5.500%, 6/01/34 FGIC Insured ....................            Aaa/AAA       1,299,756
                  Arizona Board of Regents-University of Arizona
                     System Revenue Bonds
      1,000,000        6.000%, 6/01/09 .................................            Aa3/AA        1,137,070
      1,125,000        6.000%, 6/01/11 .................................            Aa3/AA        1,306,800
        510,000        5.250%, 6/01/14 FSA Insured (pre-refunded) ......            Aaa/AAA         558,470
        490,000        5.250%, 6/01/14 FSA Insured .....................            Aaa/AAA         529,386
      1,000,000        5.500%, 6/01/16 FGIC Insured (pre-refunded) .....            Aaa/AAA       1,128,800
      2,385,000        5.000%, 6/01/21 FGIC Insured ....................            Aaa/AAA       2,541,480
      2,500,000        5.000%, 6/01/22 FGIC Insured ....................            Aaa/AAA       2,653,050
        750,000        5.800%, 6/01/24 FGIC Insured (pre-refunded) .....            Aaa/AAA         856,875
                  Arizona Educational Loan Marketing Corp.
        500,000        6.625%, 9/01/05 AMT .............................             A2/NR          503,235
      1,720,000        5.700%, 12/01/08 AMT ............................            Aa2/NR        1,751,390
                  Arizona Student Loan Revenue
      1,000,000        5.875%, 5/01/18 AMT .............................            Aaa/NR        1,070,120
      1,000,000        5.900%, 5/01/19 AMT .............................            Aaa/NR        1,067,600
      1,000,000        6.150%, 5/01/29 AMT .............................             A2/NR        1,061,760
                  Glendale Industrial Development Authority
                     (American Graduate School)
      2,100,000        5.625%, 7/01/20 AMBAC Insured ...................            NR/AAA        2,207,016
                  Glendale Industrial Development Authority
                     (Midwestern University)
        550,000        5.250%, 5/15/13 .................................             NR/A-          597,608
      1,010,000        5.250%, 5/15/14 .................................             NR/A-        1,097,850
        500,000        5.750%, 5/15/21 .................................             NR/A-          548,145
      1,035,000        5.375%, 5/15/28 (pre-refunded) ..................            NR/AAA        1,145,859
      1,215,000        5.375%, 5/15/28 .................................             NR/A-        1,277,232
      1,000,000        5.875%, 5/15/31 .................................             NR/A-        1,066,790

                                                                                    RATING
      FACE                                                                         MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                           S&P            VALUE
---------------   ------------------------------------------------------          ----------   ------------
                  UNIVERSITY REVENUE BONDS (CONTINUED)
                  Mohave Co. Community College District
                     Revenue Bonds
$       470,000        4.850%, 3/01/15 AMBAC Insured ...................            Aaa/AAA    $    495,361
                  Pinal Co. Community College District Revenue Bonds
      1,055,000        5.100%, 7/01/14 AMBAC Insured ...................            Aaa/NR        1,159,867
                  Yavapai Co. Community College District Revenue Bonds
        500,000        6.000%, 7/01/12 .................................            NR/BBB+         505,345
                                                                                               ------------
                     Total University Revenue Bonds ....................                         38,636,625
                                                                                               ------------

                  UTILITY REVENUE BONDS (10.2%)
                  Arizona Power Authority (Hoover Dam Project)
                     Revenue Bonds
      1,500,000        5.250%, 10/01/15 ................................            Aa2/AA        1,694,475
      4,905,000        5.250%, 10/01/16 ................................            Aa2/AA        5,573,208
      1,220,000        5.250%, 10/01/17 ................................            Aa2/AA        1,386,676
                  Arizona Wastewater Management Authority
                     Revenue Bonds
      1,940,000        5.600%, 7/01/12 AMBAC Insured ...................            Aaa/AAA       2,066,818
      1,240,000        5.625%, 7/01/15 AMBAC Insured (pre-refunded) ....            Aaa/AAA       1,326,639
                  Arizona Water Infrastructure Finance Authority
                     Revenue Bonds
      1,465,000        5.750%, 10/01/11 ................................            Aaa/NR        1,662,028
      2,500,000        5.375%, 10/01/16 ................................            Aaa/NR        2,825,525
      2,000,000        5.500%, 10/01/17 ................................            Aaa/NR        2,224,420
        650,000        5.000%, 10/01/22 ................................            Aaa/AAA         695,467
                  Central Arizona Water Conservation District
                     Revenue Bonds
      1,500,000        5.500%, 11/01/09 ................................            A1/AA-        1,679,280
      2,395,000        5.500%, 11/01/10 ................................            A1/AA-        2,685,394
                  Mohave Co. Industrial Development Authority
                     (Citizens Communications )
        500,000        4.750%, 8/01/20 putable 8/01/07 .................            NR/BB+          485,910
                  Pima Co. Industrial Development Authority (Tucson
                     Electric), Revenue Bonds
      1,330,000        7.250%, 7/15/10 FSA Insured .....................            Aaa/AAA       1,353,607

                                                                                    RATING
      FACE                                                                         MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                           S&P          VALUE
---------------   --------------------------------------------------------        ----------   ------------
                  UTILITY REVENUE BONDS (CONTINUED)
                  Salt River Project Agricultural Improvement and
                     Power Revenue Bonds
$     2,000,000        5.500%, 1/01/10 ...................................          Aa2/AA     $  2,244,840
      2,000,000        5.250%, 1/01/13 ...................................          Aa2/AA        2,241,580
      2,000,000        5.250%, 1/01/15 ...................................          Aa2/AA        2,215,280
        620,000        5.000%, 1/01/15 ...................................          Aa2/AA          682,651
      2,000,000        5.250%, 1/01/18 ...................................          Aa2/AA        2,191,900
      3,000,000        5.250%, 1/01/19 ...................................          Aa2/AA        3,276,270
      1,480,000        5.000%, 1/01/20 ...................................          Aa2/AA        1,556,679
      3,060,000        5.000%, 1/01/20 (pre-refunded) ....................          Aa2/AA        3,336,869
                                                                                               ------------
                     Total Utility Revenue Bonds .........................                       43,405,516
                                                                                               ------------
                       Total Revenue Bonds ...............................                      298,176,957
                                                                                               ------------
                  U.S. TERRITORIAL BONDS (3.6%)
                  Puerto Rico General Obligation Bonds
      1,000,000        zero coupon, 7/01/14 ..............................          Baa1/A-         681,640
      2,295,000        5.250%, 7/01/18 ...................................          Baa1/A-       2,558,787
      5,000,000        5.400%, 7/01/25 (pre-refunded) ....................          Baa1/A-       5,308,750
      1,850,000        5.000%, 7/01/31 putable 7/01/12 MBIA InsuredAaa/AAA                        2,045,526
                  Puerto Rico Highway & Transportation Revenue Bonds
      2,000,000        5.750%, 7/01/19 ...................................          Baa2/A-       2,283,820
      2,000,000        5.500%, 7/01/19 FSA Insured .......................          Aaa/AAA       2,363,840
                                                                                               ------------
                       Total U.S. Territorial Bonds ......................                       15,242,363
                                                                                               ------------
                  Total Investments (cost $400,427,053**) ...... 100.8%                         427,228,155
                  Other assets less liabilities ................  (0.8)                          (3,540,901)
                                                                 -----                         ------------
                  Net Assets ................................... 100.0%                        $423,687,254
                                                                 =====                         ============

               Portfolio Distribution By Quality Rating (unaudited)

               Highest rating(1) .........................................            67.9%
               Second highest rating(2) ..................................            18.3
               Third highest rating(3) ...................................             6.1
               Fourth highest rating(4) ..................................             6.6
               Not rated* ................................................             1.1
                                                                                     -----
                                                                                     100.0%
                                                                                     =====

            (1)   Aaa of Moody's or AAA of S&P.

            (2)   Aa of Moody's or AA of S&P.

            (3)   A of Moody's or S&P.

            (4)   Baa of Moody's or BBB of S&P.

            FOOTNOTES:
            --------------------------------------------------------------------

            * Any security not rated (NR) by either credit ratings service has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

            **    See note 4.

            + These securities are pledged as collateral for the Trust's when-issued commitments.

            ++    Security traded on a "when-issued" basis.

                                PORTFOLIO ABBREVIATIONS:
                  -----------------------------------------------------------
                  ACA   - American Capital Assurance Financial Guaranty Corp.
                  AMBAC - American Municipal Bond Assurance Corp.
                  AMT   - Alternative Minimum Tax
                  FGIC  - Financial Guaranty Insurance Co.
                  FSA   - Financial Security Assurance
                  MBIA  - Municipal Bond Investors Assurance
                  NR    - Not Rated
                  XLCA  - XL Capital Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2004 (unaudited)

ASSETS
   Investments at value (cost $400,427,053) .................................................   $ 427,228,155
   Interest receivable ......................................................................       7,996,771
   Receivable for investment securities sold ................................................         340,326
   Receivable for Trust shares sold .........................................................         137,447
   Other assets .............................................................................          12,980
                                                                                                -------------
   Total assets .............................................................................     435,715,679
                                                                                                -------------
LIABILITIES
   Cash overdraft ...........................................................................       4,498,563
   Payable for investment securities purchased ..............................................       6,503,997
   Payable for Trust shares redeemed ........................................................         457,048
   Dividends payable ........................................................................         230,839
   Management fee payable ...................................................................         144,257
   Distribution and service fees payable ....................................................         122,770
   Accrued expenses .........................................................................          70,951
                                                                                                -------------
   Total liabilities ........................................................................      12,028,425
                                                                                                -------------
NET ASSETS ..................................................................................   $ 423,687,254
                                                                                                =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .......   $     388,460
   Additional paid-in capital ...............................................................     395,072,196
   Net unrealized appreciation on investments (note 4) ......................................      26,801,102
   Accumulated net realized gain on investments .............................................       1,433,010
   Distributions in excess of net investment income .........................................          (7,514)
                                                                                                -------------
                                                                                                $ 423,687,254
                                                                                                =============
CLASS A
   Net Assets ...............................................................................   $ 410,667,431
                                                                                                =============
   Capital shares outstanding ...............................................................      37,652,884
                                                                                                =============
   Net asset value and redemption price per share ...........................................   $       10.91
                                                                                                =============
   Offering price per share (100/96 of $10.91 adjusted to nearest cent) .....................   $       11.36
                                                                                                =============
CLASS C
   Net Assets ...............................................................................   $  11,287,158
                                                                                                =============
   Capital shares outstanding ...............................................................       1,034,635
                                                                                                =============
   Net asset value and offering price per share .............................................   $       10.91
                                                                                                =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ............................................   $       10.91*
                                                                                                =============
CLASS Y
   Net Assets ...............................................................................   $   1,732,665
                                                                                                =============
   Capital shares outstanding ...............................................................         158,472
                                                                                                =============
   Net asset value, offering and redemption price per share .................................   $       10.93
                                                                                                =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2004 (unaudited)

INVESTMENT INCOME:

     Interest income ...................................................                                  $ 10,090,583

Expenses:

     Management fee (note 3) ...........................................              $    864,504
     Distribution and service fees (note 3) ............................                   371,692
     Transfer and shareholder servicing agent fees .....................                   110,636
     Trustees' fees and expenses (note 8) ..............................                    67,481
     Legal fees ........................................................                    46,418
     Shareholders' reports and proxy statements ........................                    38,383
     Custodian fees ....................................................                    23,175
     Insurance .........................................................                    15,644
     Auditing and tax fees .............................................                    14,768
     Registration fees and dues ........................................                    12,711
     Chief compliance officer (note 3) .................................                     1,136
     Miscellaneous .....................................................                    26,987
                                                                                      ------------
     Total expenses ....................................................                 1,593,535

     Expenses paid indirectly (note 6) .................................                    (5,941)
                                                                                      ------------
     Net expenses ......................................................                                     1,587,594
                                                                                                          ------------
     Net investment income .............................................                                     8,502,989

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .............                 1,433,165
     Change in unrealized appreciation on investments ..................                 9,289,757
                                                                                      ------------
     Net realized and unrealized gain (loss) on investments ............                                    10,722,922
                                                                                                          ------------
     Net change in net assets resulting from operations ................                                  $ 19,225,911
                                                                                                          ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                          DECEMBER 31, 2004        YEAR ENDED
                                                                                              (UNAUDITED)        JUNE 30, 2004
                                                                                          -----------------      -------------
OPERATIONS:
   Net investment income .......................................................            $   8,502,989        $  18,376,320
   Net realized gain (loss) from securities transactions .......................                1,433,165              196,412
   Change in unrealized appreciation on investments ............................                9,289,757          (19,553,890)
                                                                                            -------------        -------------
      Change in net assets resulting from operations ...........................               19,225,911             (981,158)
                                                                                            -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income .......................................................               (8,265,596)         (17,849,630)
   Net realized gain on investments ............................................                 (168,540)                  --

   Class C Shares:
   Net investment income .......................................................                 (177,476)            (358,152)
   Net realized gain on investments ............................................                   (4,742)                  --

   Class Y Shares:
   Net investment income .......................................................                  (34,394)            (117,523)
   Net realized gain on investments ............................................                     (709)                  --
                                                                                            -------------        -------------
      Change in net assets from distributions ..................................               (8,651,457)         (18,325,305)
                                                                                            -------------        -------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...................................................               19,166,407           53,331,217
   Reinvested dividends and distributions ......................................                4,764,379           10,159,967
   Cost of shares redeemed .....................................................              (37,700,138)        (103,703,603)
                                                                                            -------------        -------------
      Change in net assets from capital share transactions .....................              (13,769,352)         (40,212,419)
                                                                                            -------------        -------------
      Change in net assets .....................................................               (3,194,898)         (59,518,882)

NET ASSETS:
   Beginning of period .........................................................              426,882,152          486,401,034
                                                                                            -------------        -------------

   End of period* ..............................................................            $ 423,687,254        $ 426,882,152
                                                                                            =============        =============

   *Includes distributions in excess of net investment income of: ..............            $      (7,514)       $     (33,037)
                                                                                            =============        =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Until July 31, 2004, the portfolio management of the Trust had been delegated to Banc One Investment Advisors Corporation (the "Former Sub-Adviser") under a Sub-Advisory Agreement. On August 1, 2004, under a mutually acceptable arrangement, the Sub-Advisory Agreement was terminated and the Manager assumed the Trust's portfolio management responsibilities from the Former Sub-Adviser. Under the Advisory and Administrative Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under the October 1, 2004, Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2004, distribution fees on Class A Shares amounted to $314,325, of which the Distributor retained $15,798.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2004 amounted to $43,025. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2004, amounted to $14,342. The total of these payments with respect to Class C Shares amounted to $57,367, of which the Distributor retained $10,275.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2004, total commissions on sales of Class A Shares amounted to $342,564, of which the Distributor received $62,260.

c)    OTHER RELATED PARTY TRANSACTIONS

      For the six months ended December 31, 2004 the Trust incurred $44,588 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Barrett & Hines LLP.

4.    PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2004, purchases of securities and proceeds from the sales of securities aggregated $41,878,923 and $55,203,253, respectively.

      At December 31, 2004, the aggregate tax cost for all securities was $400,157,684. At December 31, 2004, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $27,102,303 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $31,832 for a net unrealized appreciation of $27,070,471.

5.    PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2004, the Trust had 3.6% of its net assets invested in six such municipal issues.

6.    EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.    CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                                   SIX MONTHS ENDED
                                                                   DECEMBER 31, 2004                          YEAR ENDED
                                                                      (UNAUDITED)                            JUNE 30, 2004
                                                           --------------------------------        --------------------------------
                                                                SHARES             AMOUNT              SHARES              AMOUNT
                                                                ------             ------              ------              ------
CLASS A SHARES:
   Proceeds from shares sold .......................          1,560,042        $ 16,953,909           4,342,727        $ 47,311,038
   Reinvested distributions ........................            425,527           4,635,646             908,072           9,855,486
   Cost of shares redeemed .........................         (3,228,928)        (35,091,555)         (8,891,693)        (95,911,045)
                                                           ------------        ------------        ------------        ------------
   Net change ......................................         (1,243,359)        (13,502,000)         (3,640,894)        (38,744,521)
                                                           ------------        ------------        ------------        ------------
CLASS C SHARES:
   Proceeds from shares sold .......................            159,829           1,739,334             449,864           4,919,203
   Reinvested distributions ........................             10,869             118,391              22,594             245,258
   Cost of shares redeemed .........................           (200,112)         (2,176,032)           (428,769)         (4,634,418)
                                                           ------------        ------------        ------------        ------------
   Net change ......................................            (29,414)           (318,307)             43,689             530,043
                                                           ------------        ------------        ------------        ------------
CLASS Y SHARES:
   Proceeds from shares sold .......................             43,486             473,164             102,282           1,100,976
   Reinvested distributions ........................                949              10,342               5,440              59,223
   Cost of shares redeemed .........................            (39,730)           (432,551)           (294,600)         (3,158,140)
                                                           ------------        ------------        ------------        ------------
   Net change ......................................              4,705              50,955            (186,878)         (1,997,941)
                                                           ------------        ------------        ------------        ------------
Total transactions in Trust
   shares ..........................................         (1,268,068)       $(13,769,352)         (3,784,083)       $(40,212,419)
                                                           ============        ============        ============        ============

8.    TRUSTEES' FEES AND EXPENSES

      During the previous fiscal year ended June 30, 2004, there were eight Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fee paid during the year was at the annual rate of $11,550 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the prior fiscal year ended June 30, 2004, such reimbursements averaged approximately $5,413 per Trustee.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2004, the Trust utilized $22,576 of capital loss carryovers from the prior year and had no remaining carryovers.

      The tax character of distributions:

                                                 YEAR ENDED JUNE 30,
                                               2004               2003
                                          -------------      -------------
      Net tax-exempt income               $  18,316,192      $  19,164,404
      Ordinary income                             9,113             43,521
                                          -------------      -------------
                                          $  18,325,305      $  19,207,925
                                          =============      =============

      As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                   $     173,836
      Unrealized appreciation                                   17,786,415
      Undistributed tax-exempt income                               70,733
                                                             -------------
                                                             $  18,030,984
                                                             =============

      At June 30, 2004, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                      CLASS A
                                                                SIX MONTHS    -----------------------------------------------------
                                                                   ENDED                        YEAR ENDED JUNE 30,
                                                                 12/31/04     -----------------------------------------------------
                                                                (UNAUDITED)      2004        2003       2002        2001     2000
                                                                 --------     --------    --------   --------   --------   --------
Net asset value, beginning of period ..........................  $  10.64     $  11.08    $  10.65   $  10.49   $  10.17   $  10.51
                                                                 --------     --------    --------   --------   --------   --------
Income from investment operations:
   Net investment income + ....................................      0.22         0.44        0.45       0.48       0.50       0.51
   Net gain (loss) on securities (both realized and unrealized)      0.27        (0.44)       0.43       0.17       0.33      (0.30)
                                                                 --------     --------    --------   --------   --------   --------
   Total from investment operations ...........................      0.49         0.00        0.88       0.65       0.83       0.21
                                                                 --------     --------    --------   --------   --------   --------
Less distributions (note 10):
   Dividends from net investment income .......................     (0.21)       (0.44)      (0.45)     (0.49)     (0.51)     (0.51)
   Distributions from capital gains ...........................     (0.01)          --          --         --         --      (0.04)
                                                                 --------     --------    --------   --------   --------   --------
   Total distributions ........................................     (0.22)       (0.44)      (0.45)     (0.49)     (0.51)     (0.55)
                                                                 --------     --------    --------   --------   --------   --------
Net asset value, end of period ................................  $  10.91     $  10.64    $  11.08   $  10.65   $  10.49   $  10.17
                                                                 ========     ========    ========   ========   ========   ========
Total return (not reflecting sales charge) ....................      4.63%*      (0.04)%      8.41%      6.33%      8.31%      2.19%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...................  $410,667     $413,915    $471,310   $434,667   $385,931   $358,154
   Ratio of expenses to average net assets ....................      0.72%**      0.70%       0.70%      0.69%      0.71%      0.70%
   Ratio of net investment income to average net assets .......      3.95%**      4.03%       4.13%      4.57%      4.78%      4.96%
   Portfolio turnover rate ....................................      9.50%*      15.08%      19.71%     23.47%     16.92%     21.35%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....................      0.71%**      0.70%       0.70%      0.68%      0.68%      0.69%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Not annualized.

**    Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC was appointed as the Trust's Investment Adviser, assuming investment management responsibilities, replacing Banc One Investment Advisors Corporation the Trust's Investment Sub-Adviser

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       CLASS C
                                                     -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                                YEAR ENDED JUNE 30,
                                                     12/31/04        -------------------------------------------------------------
                                                   (UNAUDITED)         2004         2003          2002          2001        2000
                                                   -----------       --------     --------      --------      --------    --------
Net asset value, beginning of period ............    $  10.64        $  11.08     $  10.66      $  10.49      $  10.18    $  10.52
                                                     --------        --------     --------      --------      --------    --------
Income from investment operations
  Net investment income + .......................        0.17            0.34         0.36          0.39          0.41        0.41
  Net gain (loss) on securities (both realized
    and unrealized) .............................        0.27           (0.44)        0.42          0.18          0.32       (0.28)
                                                     --------        --------     --------      --------      --------    --------
  Total from investment operations ..............        0.44           (0.10)        0.78          0.57          0.73        0.13
                                                     --------        --------     --------      --------      --------    --------
Less distributions (note 10):
  Dividends from net investment income ..........       (0.16)          (0.34)       (0.36)        (0.40)        (0.42)      (0.43)
  Distributions from capital gains ..............       (0.01)             --           --            --            --       (0.04)
                                                     --------        --------     --------      --------      --------    --------
  Total distributions ...........................       (0.17)          (0.34)       (0.36)        (0.40)        (0.42)      (0.47)
                                                     --------        --------     --------      --------      --------    --------
Net asset value, end of period ..................    $  10.91        $  10.64     $  11.08      $  10.66      $  10.49    $  10.18
                                                     ========        ========     ========      ========      ========    ========
Total return (not reflecting sales charge) ......        4.18%*         (0.89)%       7.40%         5.53%         7.29%       1.33%
Ratios/supplemental data
  Net assets, end of period (in thousands) ......    $ 11,287        $ 11,325     $ 11,307      $  7,427      $  4,269    $  2,920
  Ratio of expenses to average net assets .......        1.57%**         1.55%        1.55%         1.54%         1.55%       1.54%
  Ratio of net investment income to average
    net assets ..................................        3.10%**         3.17%        3.26%         3.69%         3.92%       4.09%
  Portfolio turnover rate .......................        9.50%*         15.08%       19.71%        23.47%        16.92%      21.35%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .......        1.56%**         1.55%        1.55%         1.53%         1.53%       1.53%

                                                                                       CLASS Y
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                                 YEAR ENDED JUNE 30,
                                                      12/31/04        ------------------------------------------------------------
                                                     (UNAUDITED)         2004         2003         2002         2001         2000
                                                     -----------      --------      --------     --------     --------    --------
Net asset value, beginning of period ............     $  10.67        $  11.11      $  10.68     $  10.51     $  10.20    $  10.53
                                                      --------        --------      --------     --------     --------    --------
Income from investment operations
  Net investment income + .......................         0.22            0.45          0.47         0.50         0.52        0.52
  Net gain (loss) on securities (both realized
    and unrealized) .............................         0.27           (0.44)         0.43         0.18         0.32       (0.28)
                                                      --------        --------      --------     --------     --------    --------
  Total from investment operations ..............         0.49            0.01          0.90         0.68         0.84        0.24
                                                      --------        --------      --------     --------     --------    --------
Less distributions (note 10):
  Dividends from net investment income ..........        (0.22)          (0.45)        (0.47)       (0.51)       (0.53)      (0.53)
  Distributions from capital gains ..............        (0.01)             --            --           --           --       (0.04)
                                                      --------        --------      --------     --------     --------    --------
  Total distributions ...........................        (0.23)          (0.45)        (0.47)       (0.51)       (0.53)      (0.57)
                                                      --------        --------      --------     --------     --------    --------
Net asset value, end of period ..................     $  10.93        $  10.67      $  11.11     $  10.68     $  10.51    $  10.20
                                                      ========        ========      ========     ========     ========    ========
Total return (not reflecting sales charge) ......         4.61%*          0.12%         8.56%        6.58%        8.35%       2.45%
Ratios/supplemental data
  Net assets, end of period (in thousands) ......     $  1,733        $  1,640      $  3,784     $  2,085     $  1,679    $  1,738
  Ratio of expenses to average net assets .......         0.57%**         0.56%         0.55%        0.54%        0.56%       0.55%
  Ratio of net investment income to average
    net assets ..................................         4.11%**         4.19%         4.25%        4.71%        4.94%       5.10%
  Portfolio turnover rate .......................         9.50%*         15.08%        19.71%       23.47%       16.92%      21.35%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .......         0.56%**         0.55%         0.55%        0.53%        0.54%       0.54%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Not annualized.

**    Annualized

Note: On August 1, 2004, Aquila Investment Management LLC was appointed as the Trust's Investment Adviser, assuming investment management responsibilities, replacing Banc One Investment Advisors Corporation the Trust's Investment Sub-Adviser

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                          ACTUAL
                       TOTAL RETURN      BEGINNING      ENDING       EXPENSES
                          WITHOUT         ACCOUNT       ACCOUNT     PAID DURING
                     SALES CHARGES(1)      VALUE         VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                    4.63%         $1,000.00     $1,046.30       $3.66
--------------------------------------------------------------------------------
Class C                    4.18%         $1,000.00     $1,041.80       $8.03
--------------------------------------------------------------------------------
Class Y                    4.61%         $1,000.00     $1,046.10       $2.89
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.71%, 1.56% AND 0.56% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                       HYPOTHETICAL
                        ANNUALIZED      BEGINNING       ENDING       EXPENSES
                           TOTAL         ACCOUNT       ACCOUNT     PAID DURING
                          RETURN          VALUE         VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                    5.00%        $1,000.00     $1,021.63        $3.62
--------------------------------------------------------------------------------
Class C                    5.00%        $1,000.00     $1,017.34        $7.93
--------------------------------------------------------------------------------
Class Y                    5.00%        $1,000.00     $1,022.38        $2.85
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.71%, 1.56% AND 0.56% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 29, 2004. The holders of shares representing 80% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                                    NUMBER OF VOTES
                                         -------------------------------------
      TRUSTEE                                FOR                      WITHHELD
      -------                                ---                      --------

      Lacy B. Herrmann                   31,385,530                   559,109
      Ernest Calderon                    31,711,702                   232,937
      Arthur K. Carlson                  31,687,996                   256,643
      Thomas W. Courtney                 31,684,080                   260,559
      William L. Ensign                  31,686,005                   258,634
      Grady Gammage, Jr.                 31,712,388                   232,251
      Diana P. Herrmann                  31,379,187                   565,452
      John C. Lucking                    31,694,319                   250,320
      Anne J. Mills                      31,708,429                   236,210

2. To ratify the selection of KPMG LLP as the Trust's independent registered public accounting firm. Number of Votes:

      FOR                                    AGAINST             ABSTAIN
      ---                                    -------             -------
      31,427,416                              197,237            319,986

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD. The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES

   Lacy B. Herrmann, Chairman
   Ernest Calderon
   Arthur K. Carlson
   Thomas W. Courtney
   William L. Ensign
   Grady Gammage, Jr.
   Diana P. Herrmann
   John C. Lucking
   Anne J. Mills

OFFICERS

   Diana P. Herrmann, Vice Chair and President
   Todd W. Curtis, Senior Vice President and
      Portfolio Manager
   Alan R. Stockman, Senior Vice President
   Kimball L. Young, Senior Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:  /s/  Lacy B. Herrmann
---------------------------------
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, President and Trustee
February 28, 2005


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chair of the Board
February 28, 2005

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
February 28, 2005

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 28, 2005